OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve (Parentheticals)	12 Months Ended
Dec. 31, 2017 GBP (£)
Reserve of change in value of foreign currency basis spreads [member]
OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve (Parentheticals) [Line Items]
Foreign currency gains on net investment hedges tax